Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net loss for the year	$ 22,544,693	$ 2,739,850
Adjustments to reconcile to cash used in operating activities:
Provision for bad debt		1,181,916
Depreciation of property, and equipment	6,264,700
Written off of property, plant and equipment	11,889,000
Impairment in value	76,681
Changes in operating assets and liabilities:
Account and other receivables	2,155,268	46,830
Account and other payables	556,641	502,402
Digital assets	172,497
Net cash used in operating activities	7,198,718	1,102,362
Cash flows from investing activities:
Purchase of property and equipment	30,707,108
Purchase of digital assets	2,000,000
Net cash (used in) investing activities	32,707,108
Cash from financing activities
Repayment of loans from unrelated third parties		387,483
Proceeds from issuance of new shares	40,000,000	3,983,828
Net increase in cash and cash equivalents	40,000,000	3,596,345
Net increase/(decrease) in cash and cash equivalents	2,118	2,488,002
Cash and cash equivalents, beginning of year	2,507,404	19,402
Cash and cash equivalents, end of year	2,505,286	2,507,404
Major non-cash transactions:
Issuance of new shares for digital assets		$ 5,000,000